OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER OPERATING INCOME (EXPENSES), NET
Recovered expenses and fines	R$ 355,415	R$ 504,877	R$ 538,239
Provisions for labor, tax and civil contingencies	(999,419)	(985,176)	(1,014,080)
Net gain (loss) on asset disposal/loss	108,767	463,602	(4,512)
Other operating income (expenses)	(187,249)	(51,977)	(73,852)
Total	(722,486)	(68,674)	(554,205)
Other operating income	464,182	968,479	538,239
Other operating expenses	R$ (1,186,668)	R$ (1,037,153)	R$ (1,092,444)